Property and Equipment	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Titan Pharmaceuticals Inc [Member]
Property and Equipment

3. Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
(in thousands of U.S. dollars)	2024	2023
Furniture and office equipment	$-	$132
Computer equipment	-	579
	-	711
Less accumulated depreciation and amortization	-	(706)
Property and equipment, net	$-	$5

TALENTEC SDN. BHD. [Member]
Property and Equipment

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Furniture, Fittings, Office Equipment & Renovation	$105,278	$105,892
Computer Terminal & Peripherals	$98,854	$17,089
Sub-total	204,132	122,981
Less: accumulated depreciation	(202,767)	(15,900)
Property and equipment, net	$1,365	$107,081

Depreciation expenses were US$14 and currency translation gain was US$9,832 for the six months ended January 31, 2024.

Depreciation expenses were US$6,151 and currency translation loss was US$9,092 for the six months ended January 31, 2025.

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of July 31,
	2023	2024
Computer Terminal & Peripherals	$99,311	$98,854
Furniture, Fittings, Office Equipment & Renovation	107,051	105,278
Sub-total	206,362	204,132
Less: accumulated depreciation	(206,257)	(202,767)
Property and equipment, net	$105	$1,365

Depreciation expenses were US$48, and currency translation difference were US$(2,573), for the year ended July 31, 2023.

Depreciation expenses were US$257, and currency translation difference were US$(3,747), for the year ended July 31, 2024.

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)